Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie High Yield Bond Portfolio
July 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 86.47%
Automotive — 2.20%
Allison Transmission 144A 5.875% 6/1/29 #	518,000	$572,978
Ford Motor
8.50% 4/21/23	360,000	400,235
9.00% 4/22/25	115,000	135,644
Ford Motor Credit
4.542% 8/1/26	275,000	283,594
5.584% 3/18/24	495,000	526,606
5.875% 8/2/21	230,000	236,469

Gates Global 144A 6.25% 1/15/26 #	160,000	167,867
		2,323,393
Banking — 4.15%
Ally Financial 8.00% 11/1/31	375,000	519,612
Citizens Financial Group 5.65% μ, ψ	420,000	446,250
Credit Suisse Group 144A 6.25% #, μ, ψ	520,000	555,854
Deutsche Bank 6.00% μ, ψ	800,000	698,240
Natwest Group 8.625% μ, ψ	830,000	869,018
Popular 6.125% 9/14/23	1,215,000	1,292,329
		4,381,303
Basic Industry — 8.89%
Allegheny Technologies 5.875% 12/1/27	685,000	652,034
Avient 144A 5.75% 5/15/25 #	692,000	752,024
Blue Cube Spinco 10.00% 10/15/25	185,000	197,970
BMC East 144A 5.50% 10/1/24 #	505,000	518,203
Boise Cascade 144A 4.875% 7/1/30 #	499,000	531,435
Cemex 144A 7.375% 6/5/27 #	280,000	299,211
First Quantum Minerals
144A 7.25% 4/1/23 #	530,000	533,167
144A 7.50% 4/1/25 #	405,000	409,556

Freeport-McMoRan 5.45% 3/15/43	952,000	1,060,966
Hudbay Minerals 144A 7.625% 1/15/25 #	230,000	233,321
Intertape Polymer Group 144A 7.00% 10/15/26 #	385,000	403,214
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Joseph T Ryerson & Son
144A 8.50% 8/1/28 #	190,000	$203,775
144A 11.00% 5/15/22 #	246,000	253,823

Kraton Polymers 144A 7.00% 4/15/25 #	480,000	498,485
M/I Homes 4.95% 2/1/28	612,000	630,743
Mattamy Group
144A 4.625% 3/1/30 #	145,000	147,424
144A 5.25% 12/15/27 #	375,000	390,234
New Gold
144A 6.375% 5/15/25 #	115,000	119,444
144A 7.50% 7/15/27 #	185,000	201,881
Novelis
144A 4.75% 1/30/30 #	140,000	146,354
144A 5.875% 9/30/26 #	190,000	202,951

Olin 5.00% 2/1/30	250,000	235,579
Standard Industries 144A 4.375% 7/15/30 #	200,000	216,307
Tronox 144A 6.50% 4/15/26 #	360,000	361,764
WR Grace & Co. 144A 4.875% 6/15/27 #	185,000	197,481
		9,397,346
Capital Goods — 6.00%
ARD Finance 144A, PIK 6.50% 6/30/27 #, >	400,000	409,500
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	400,000	419,108
Berry Global 144A 5.625% 7/15/27 #	635,000	681,453
Bombardier
144A 7.50% 3/15/25 #	270,000	218,363
144A 7.875% 4/15/27 #	250,000	199,783

EnPro Industries 5.75% 10/15/26	545,000	566,015
Griffon 5.75% 3/1/28	500,000	523,750
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	180,000	183,787
Terex 144A 5.625% 2/1/25 #	270,000	275,098
Titan Acquisition 144A 7.75% 4/15/26 #	170,000	168,369

NQ-DPT-096 [7/20] 9/20 (1325966)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie High Yield Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
5.50% 11/15/27	555,000	$527,638
144A 6.25% 3/15/26 #	690,000	728,816
144A 8.00% 12/15/25 #	90,000	97,965

United Rentals North America 3.875% 2/15/31	550,000	550,000
Vertical Holdco 144A 7.625% 7/15/28 #	200,000	213,000
Vertical US Newco 144A 5.25% 7/15/27 #	200,000	212,500
WESCO Distribution 144A 7.25% 6/15/28 #	330,000	360,989
		6,336,134
Communications — 11.42%
Altice Financing 144A 5.00% 1/15/28 #	555,000	570,465
Altice France Holding
144A 6.00% 2/15/28 #	710,000	710,458
144A 10.50% 5/15/27 #	445,000	510,916

C&W Senior Financing 144A 6.875% 9/15/27 #	663,000	710,315
CenturyLink 144A 5.125% 12/15/26 #	730,000	766,723
Cincinnati Bell 144A 7.00% 7/15/24 #	565,000	586,354
Clear Channel Worldwide Holdings 9.25% 2/15/24	547,000	497,866
Connect Finco 144A 6.75% 10/1/26 #	970,000	996,141
Consolidated Communications 6.50% 10/1/22	795,000	782,578
Frontier Communications 144A 8.00% 4/1/27 #, ‡	1,071,000	1,110,284
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	265,000	286,664
Level 3 Financing 144A 4.25% 7/1/28 #	565,000	589,577
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Sprint
7.125% 6/15/24	215,000	$251,101
7.625% 3/1/26	190,000	237,784
7.875% 9/15/23	995,000	1,156,687

Sprint Capital 8.75% 3/15/32	175,000	270,113
T-Mobile USA
6.00% 4/15/24	325,000	333,073
6.50% 1/15/26	532,000	561,473

Vodafone Group 7.00% 4/4/79 μ	285,000	342,896
Zayo Group Holdings 144A 6.125% 3/1/28 #	770,000	795,387
		12,066,855
Consumer Cyclical — 3.70%
Boyd Gaming 144A 4.75% 12/1/27 #	490,000	472,071
Colt Merger Sub
144A 6.25% 7/1/25 #	505,000	529,419
144A 8.125% 7/1/27 #	335,000	341,718
L Brands
144A 6.875% 7/1/25 #	355,000	382,864
144A 9.375% 7/1/25 #	210,000	234,413

MGM Growth Properties Operating Partnership 5.75% 2/1/27	325,000	352,321
MGM Resorts International 5.75% 6/15/25	630,000	652,437
Scientific Games International 144A 8.25% 3/15/26 #	396,000	397,305
William Carter 144A 5.625% 3/15/27 #	510,000	544,632
		3,907,180
Consumer Non-Cyclical — 4.03%
JBS USA LUX
144A 5.50% 1/15/30 #	250,000	276,000
144A 6.50% 4/15/29 #	335,000	380,161
Kraft Heinz Foods
144A 3.875% 5/15/27 #	450,000	485,345
5.00% 7/15/35	340,000	398,679
5.20% 7/15/45	395,000	451,107

Pilgrim's Pride 144A 5.75% 3/15/25 #	465,000	477,206
Post Holdings 144A 5.50% 12/15/29 #	490,000	538,375

2    NQ-DPT-096 [7/20] 9/20 (1325966)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Spectrum Brands
144A 5.00% 10/1/29 #	585,000	$604,633
144A 5.50% 7/15/30 #	140,000	145,600

US Foods 144A 6.25% 4/15/25 #	469,000	503,629
		4,260,735
Energy — 10.16%
Cheniere Energy Partners 4.50% 10/1/29	460,000	487,273
Continental Resources 5.00% 9/15/22	520,000	520,520
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	535,000	501,913
DCP Midstream Operating 5.125% 5/15/29	505,000	509,197
EQM Midstream Partners 144A 6.50% 7/1/27 #	365,000	402,965
Genesis Energy 6.50% 10/1/25	675,000	627,321
Murphy Oil 5.875% 12/1/27	690,000	635,449
Murphy Oil USA
4.75% 9/15/29	210,000	222,492
5.625% 5/1/27	700,000	744,492

NuStar Logistics 6.00% 6/1/26	630,000	646,830
Occidental Petroleum
2.70% 8/15/22	585,000	565,815
2.70% 2/15/23	540,000	519,502
3.50% 8/15/29	275,000	244,852

PDC Energy 6.125% 9/15/24	479,000	486,561
Precision Drilling 144A 7.125% 1/15/26 #	840,000	582,590
Southwestern Energy 7.75% 10/1/27	605,000	570,394
Sunoco 6.00% 4/15/27	235,000	248,461
Targa Resources Partners
5.375% 2/1/27	490,000	507,388
5.875% 4/15/26	340,000	361,983

Transocean 144A 7.25% 11/1/25 #	222,000	109,890
Western Midstream Operating 4.75% 8/15/28	505,000	511,191
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
WPX Energy
5.25% 10/15/27	500,000	$493,970
5.875% 6/15/28	225,000	230,771
		10,731,820
Financial Services — 1.71%
AerCap Holdings 5.875% 10/10/79 μ	335,000	257,416
AerCap Ireland Capital DAC 6.50% 7/15/25	490,000	526,285
DAE Funding
144A 4.50% 8/1/22 #	135,000	133,012
144A 5.75% 11/15/23 #	902,000	889,503
		1,806,216
Healthcare — 7.26%
Avantor Funding 144A 4.625% 7/15/28 #	720,000	762,516
Bausch Health 144A 6.25% 2/15/29 #	710,000	755,326
Centene 4.625% 12/15/29	350,000	390,794
CHS 144A 8.00% 3/15/26 #	530,000	543,393
Encompass Health 4.75% 2/1/30	690,000	730,234
Hadrian Merger Sub 144A 8.50% 5/1/26 #	437,000	404,688
HCA
5.375% 2/1/25	340,000	383,855
5.875% 2/1/29	410,000	499,874
7.58% 9/15/25	230,000	264,500
Jaguar Holding II
4.625% 6/15/25 #	250,000	261,658
144A 5.00% 6/15/28 #	450,000	479,812

Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	505,000	538,772
Surgery Center Holdings 144A 10.00% 4/15/27 #	495,000	526,611
Tenet Healthcare
5.125% 5/1/25	235,000	242,043
6.875% 11/15/31	450,000	431,352
8.125% 4/1/22	420,000	453,075
		7,668,503

NQ-DPT-096 [7/20] 9/20 (1325966)    3

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie High Yield Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance — 1.76%
GTCR AP Finance 144A 8.00% 5/15/27 #	160,000	$169,370
HUB International 144A 7.00% 5/1/26 #	865,000	906,957
USI 144A 6.875% 5/1/25 #	765,000	786,508
		1,862,835
Media — 7.32%
CCO Holdings
144A 4.50% 8/15/30 #	1,255,000	1,331,750
144A 5.375% 6/1/29 #	465,000	509,705
CSC Holdings
144A 5.75% 1/15/30 #	1,315,000	1,459,394
144A 7.50% 4/1/28 #	440,000	506,741
144A 10.875% 10/15/25 #	260,000	279,006

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	495,000	450,061
Gray Television 144A 7.00% 5/15/27 #	495,000	542,099
Netflix
144A 4.875% 6/15/30 #	285,000	335,645
144A 5.375% 11/15/29 #	145,000	175,813

Nexstar Broadcasting 144A 5.625% 7/15/27 #	695,000	744,946
Radiate Holdco 144A 6.625% 2/15/25 #	470,000	483,515
Sirius XM Radio 144A 4.125% 7/1/30 #	455,000	480,730
Terrier Media Buyer 144A 8.875% 12/15/27 #	420,000	431,287
		7,730,692
Real Estate — 0.82%
HAT Holdings I 144A 5.25% 7/15/24 #	825,000	861,180
		861,180
Services — 5.35%
Clean Harbors 144A 5.125% 7/15/29 #	290,000	311,151
Covanta Holding 6.00% 1/1/27	555,000	576,401
Gartner 144A 4.50% 7/1/28 #	415,000	436,269
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
GFL Environmental 144A 4.25% 6/1/25 #	460,000	$479,263
Iron Mountain 144A 5.25% 7/15/30 #	575,000	604,109
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	235,000	244,062
PowerTeam Services 144A 9.033% 12/4/25 #	650,000	691,356
Prime Security Services Borrower
144A 5.75% 4/15/26 #	555,000	617,335
144A 6.25% 1/15/28 #	715,000	746,467

Tms International Holding 144A 7.25% 8/15/25 #	270,000	225,450
United Rentals North America
5.25% 1/15/30	460,000	504,562
5.875% 9/15/26	205,000	219,066
		5,655,491
Technology & Electronics — 5.86%
Banff Merger Sub 144A 9.75% 9/1/26 #	495,000	524,641
BY Crown Parent
144A 4.25% 1/31/26 #	450,000	468,135
144A 7.375% 10/15/24 #	768,000	781,359

Camelot Finance 144A 4.50% 11/1/26 #	415,000	436,592
CommScope Technologies 144A 5.00% 3/15/27 #	525,000	508,486
Microchip Technology 144A 4.25% 9/1/25 #	735,000	773,772
Open Text 144A 3.875% 2/15/28 #	150,000	156,962
Open Text Holdings 144A 4.125% 2/15/30 #	654,000	687,969
Science Applications International 144A 4.875% 4/1/28 #	470,000	493,133
SS&C Technologies 144A 5.50% 9/30/27 #	793,000	853,466
Verscend Escrow 144A 9.75% 8/15/26 #	460,000	510,653
		6,195,168

4    NQ-DPT-096 [7/20] 9/20 (1325966)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation — 2.00%
Delta Air Lines
144A 7.00% 5/1/25 #	470,000	$502,820
7.375% 1/15/26	455,000	451,469

Mileage Plus Holdings 144A 6.50% 6/20/27 #	325,000	337,187
Southwest Airlines 5.125% 6/15/27	275,000	288,944
Stena International 144A 6.125% 2/1/25 #	200,000	193,625
VistaJet Malta Finance 144A 10.50% 6/1/24 #	380,000	342,990
		2,117,035
Utilities — 3.84%
AES 5.125% 9/1/27	485,000	526,412
Calpine
144A 4.625% 2/1/29 #	95,000	96,186
144A 5.00% 2/1/31 #	545,000	559,922
Pacific Gas and Electric
4.55% 7/1/30	417,500	480,395
4.95% 7/1/50	417,500	507,832

PG&E 5.25% 7/1/30	1,005,000	1,046,456
Vistra Operations
144A 5.00% 7/31/27 #	241,000	257,508
144A 5.50% 9/1/26 #	134,000	141,370
144A 5.625% 2/15/27 #	410,000	440,738
		4,056,819
Total Corporate Bonds (cost $87,704,070)		91,358,705

Loan Agreements — 7.28%
Air Medical Group Holdings 4.25% (LIBOR03M + 3.25%) 4/28/22 •	511,958	505,466
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	949,290	959,732
Apro 5.00% (LIBOR02M + 4.00%) 11/14/26 •	198,820	198,323
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/15/21 •	161,356	147,103
Boxer Parent TBD 10/2/25 X	150,612	145,871
BW Gas & Convenience Holdings 6.43% (LIBOR01M + 6.25%) 11/18/24 •	97,865	97,376
	Principal amount°	Value (US $)

Loan Agreements (continued)
BWay Holding 3.523% (LIBOR03M + 3.25%) 4/3/24 •	319,177	$298,858
Calpine 2.43% (LIBOR01M + 2.25%) 1/15/24 •	65,654	64,444
Carnival TBD 6/30/25 X	315,000	310,275
Epicor Software 2nd Lien TBD 7/30/28 X	396,000	405,405
Granite US Holdings Tranche B 5.822% (LIBOR06M + 5.25%) 9/30/26 •	482,703	425,985
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	525,000	523,819
Informatica 2nd Lien 7.125% (LIBOR03M + 0.00%) 2/14/25 •	525,000	514,008
LCPR Loan Financing 5.175% (LIBOR01M + 5.00%) 10/15/26 •	193,000	194,568
Merrill Communications Tranche B 1st Lien 2.74% (LIBOR06M + 5.00%) 10/5/26 •	351,345	344,318
Scientific Games International Tranche B-5 3.476% (LIBOR01M + 2.75%) 8/14/24 •	275,384	251,730
Stars Group Holdings 3.808% (LIBOR03M + 3.50%) 7/10/25 •	288,432	288,756
Surgery Center Holdings 4.86% (LIBOR01M + 3.25%) 9/2/24 •	274,600	259,726
Terrier Media Buyer 4.428% (LIBOR01M + 4.25%) 12/17/26 •	496,505	484,403
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	719,000	730,984
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	275,000	202,125
Verscend Holding Tranche B 4.678% (LIBOR01M + 4.50%) 8/27/25 •	342,960	342,315
Total Loan Agreements (cost $7,724,894)		7,695,590

NQ-DPT-096 [7/20] 9/20 (1325966)    5

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie High Yield Bond Portfolio (Unaudited)
	Number of shares	Value (US $)
Common Stock — 0.00%
Century Communications =, †	60,000	$0
Total Common Stock (cost $1,816)		0
Short-Term Investments — 6.11%
Money Market Mutual Funds — 6.11%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.06%)	1,290,577	1,290,577
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.05%)	1,290,577	1,290,577
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.13%)	1,290,577	1,290,577
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.01%)	1,290,578	1,290,578
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.01%)	1,290,577	1,290,577
Total Short-Term Investments (cost $6,452,886)		6,452,886

Total Value of Securities—99.86% (cost $101,883,666)		105,507,181
Receivables and Other Assets Net of Liabilities—0.14%		149,461
Net Assets Applicable to 102,219,547 Shares Outstanding—100.00%		$105,656,642
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2020, the aggregate value of Rule 144A securities was $56,802,471, which represents 53.76% of the Portfolio’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
>	PIK. 47% of the income received was in cash and 53% was in principal.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X	This loan will settle after July 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-Kind
TBD – To be determined
USD – US Dollar
6    NQ-DPT-096 [7/20] 9/20 (1325966)